Document and Entity Information	Mar. 05, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0002102713
Document Type	8-K
Document Period End Date	Mar. 05, 2026
Entity Registrant Name	KENSINGTON CAPITAL ACQUISITION CORP. VI
Entity Incorporation State Country Code	E9
Entity File Number	001-43176
Entity Tax Identification Number	98-1901948
Entity Address, Address Line One	1400 Old Country Road
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Westbury
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11590
City Area Code	(703)
Local Phone Number	674-6514
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value One Quarter Of One Class 1 Redeemable Warrant And Three Quarters Of One Class 2 Redeemable Warrant 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, one-quarter of one Class 1 redeemable warrant and three-quarters of one
Trading Symbol	KCAC.U
Security Exchange Name	NYSE
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, $0.0001 par value
Trading Symbol	KCAC
Security Exchange Name	NYSE
Class 1 Redeemable Warrants Each Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class 1 redeemable warrants, each exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	KCAC.W
Security Exchange Name	NYSE
Class 2 Redeemable Warrants Each Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class 2 redeemable warrants, each exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	KCAC.W
Security Exchange Name	NYSE
New Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value And Three Quarters Of One Class 2 Redeemable Warrant 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	New units, each consisting of one Class A ordinary share, $0.0001 par value, and three-quarters of one Class 2 redeemable warrant
Trading Symbol	KCA.U
Security Exchange Name	NYSE